SHARE-BASED PAYMENT - Additional information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 2.85		$ 2.16
Weighted average remaining contractual life for the share options outstanding (in years)	7 years 3 months 21 days	6 years 7 months 17 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.01	$ 0.01
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.44	$ 8.44